Property, Plant and Equipment (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	$ 2,339,000	$ 1,993,000
Depreciation expense	1,964,000	1,728,000
Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	375,000	265,000
Cost of Sales [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	85,000	142,000
General Expenses And Site Maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 1,879,000	$ 1,586,000